Income Taxes (Details) - USD ($)		12 Months Ended
	Jan. 01, 2021	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Effective income tax rate		(20.40%)	12.91%
Federal statutory rate		21.00%
Federal net operating losses (in Dollars)		$ 17,034,462
Percentage of taxable income	80.00%	80.00%
Tax attributes, percentage		50.00%